VictoryShares Short-Duration Municipal ETF Investment Strategy - VictoryShares Short-Duration Municipal ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is expected to be excludable from gross income for federal income tax purposes (“municipal securities”). The Fund invests primarily in investment-grade municipal securities. The Fund may invest in municipal securities of any maturity. The Fund’s short-duration focus is implemented through its effective-duration policy described below.The Fund generally seeks to maintain an effective duration that is no more than two years shorter or two years longer than the effective duration of the Bloomberg Municipal Bond 3 Year (2-4) Total Return Index. “Effective duration” is a measure, expressed in years, of a bond’s or portfolio’s expected price sensitivity to changes in interest rates, taking into account the timing of expected cash flows and embedded features such as calls or prepayments.Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.In addition, during normal market conditions, at least 80% of the Fund’s net assets will consist of municipal securities the interest income from which is expected to be excludable from the calculation of federal alternative minimum tax (“AMT”). This policy may be changed only by a shareholder vote. The Fund may invest in variable-rate demand notes (“VRDNs”). VRDNs generally are long-term municipal securities with interest rates that reset periodically and a demand feature that permits the holder to tender the security to a remarketing agent or liquidity provider on short notice.The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade (also known as “high-yield” or “junk” bonds) or, if unrated, are determined by the Adviser to be of comparable quality.We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the amount of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond. We generally intend to hold investments until maturity, resulting in lower portfolio turnover in the Fund, although these intentions may be adjusted in response to the market or other events.